Fair value of financial instruments	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about financial instruments [abstract]
Fair Value of Financial Instruments

Note 13. Fair Value of Financial Instruments

This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in Level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

Specific valuation techniques used in Level 2 to value financial instruments include:

•
for foreign currency forwards, the present value of future cash flows based on the forward exchange rates at the balance sheet date
•
for interest rate caps – option pricing models (e.g. Black-Scholes model)

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities.

Recurring fair value measurements at June 30, 2026	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	3,745	—
Total financial assets	—	3,745	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	336,364
Derivatives (part of Other current liabilities)	—	434	—
Total financial liabilities	—	434	336,364

Recurring fair value measurements at December 31, 2025	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	4,375	—
Derivatives (part of Other current receivables)	—	129	—
Total financial assets	—	4,504	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	333,145
Total financial liabilities	—	—	333,145

There were no transfers between the levels during the six months ended June 30, 2026 and the year ended December 31, 2025.

The carrying amount of the promissory note is a reasonable approximation of fair value. See Note 12 Other Non-current Receivables.

The carrying amount of the Nordic Bonds in the Group is a reasonable approximation of fair value. See Note 19 Interest-bearing Loans and Borrowings.

The carrying amount of current liabilities to credit institutions and other financial instruments in the Group is a reasonable approximation of fair value since they are short-term, and the discount effect is not significant.

Convertible Notes

Convertible Notes
At January 1, 2025	324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	30,739
Change in fair value recognized in consolidated statement of comprehensive (loss)/income	16,355
Repurchase of U.S. Notes	(38,344)
At December 31, 2025	333,145
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	3,219
At June 30, 2026	336,364

	June 30, 2026	December 31, 2025
Carrying amount	336,364	333,145
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	490,873	490,873
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(154,509)	(157,728)

The Group determines the amount of fair value changes which are attributable to credit risk by first determining the changes due to market conditions which give rise to market risk, and then deducting those changes from the total change in fair value of the Convertible Notes. Market conditions which give rise to market risk include changes in the benchmark interest rate. Fair value movements on the conversion option embedded derivative are included in the assessment of market risk fair value changes.

The fair value of the instrument in its entirety has been determined by using a combination of a Monte Carlo simulation and a discounted cash flow analysis.

The following table lists the key inputs and assumptions used in the valuation model as of June 30, 2026:

	June 30, 2026	December 31, 2025
Conversion price per ADS ($)(1)	27.2-28.2	27.2-28.2
ADS price at valuation date ($)	9.35	10.69
Expected price volatility of the Company ADS (%)	60.00	60.00
Risk-free interest rate (%)	4.14	3.53
Market interest rate (%)	20.60	18.00

(1) The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes, see Note 19 Interest-bearing Loans and Borrowings.

The market interest rate has been assessed based on the observed range of yields on corporate bonds with comparable terms and comparable credit ratings to that of the Group.

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	June 30, 2026	December 31, 2025
ADS price decrease 30%	328,990	322,377
ADS price increase 30%	346,719	346,524
Volatility decrease 10 percentage points	331,748	327,779
Volatility increase 10 percentage points	340,401	336,942
Risk-free interest rate decrease 1 percentage point	335,980	332,581
Risk-free interest rate increase 1 percentage point	336,752	333,707
Market interest rate decrease 1 percentage point	342,389	340,451
Market interest rate increase 1 percentage point	330,498	326,065

For further information on the Convertible Notes, see Note 19 Interest-bearing Loans and Borrowings.